Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2023
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2023
Prospectus Date	rr_ProspectusDate	May 19, 2023
QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF | QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIDB